NOTE 14 - Convertible Loan: Schedule of Convertible Loan Carrying Amount and Amount to be paid at Maturity (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Loan C
Schedule of Convertible Loan Carrying Amount and Amount to be paid at Maturity
Convertible loan C	As of Maturity Date
Carrying amount	-
Amount to be paid at Maturity Date (principal + accrued interest)	-